RELATED PARTY TRANSACTIONS	1 Months Ended
Aug. 12, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Founder Shares

In August, the Company issued an aggregate of 1,725,000 founder shares to the initial shareholders, including an aggregate of up to 225,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the Sponsor will collectively own 20.0% of the Company’s issued and outstanding shares after the “Proposed Public Offering” (assuming the initial shareholders do not purchase any Public Units in the “Proposed Public Offering” and excluding the Private Placement Shares) (see Note 6). The sponsor paid an aggregate purchase price of $25,000 for the issuance of 1,725,000 of the Company’s ordinary shares.

Promissory Note — Related Party

On August 5, 2022, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000 (the “Promissory Note”). The Promissory Note is non-interest-bearing and payable on the consummation of initial business combination or converted upon consummation of the business combination into additional private units at a price of $10.00 per unit.

From inception to August 12, 2022, the Company has borrowed $100,000 and used $25,000 of the proceeds to pay off the loan. As of August 12, 2022, the principal amount due and owing under the Promissory Note was $75,000. The advances are non-interest-bearing and due on demand.

Administrative Services Arrangement

An affiliate of the Sponsor will agree that, commencing from the date that the Company’s securities are first listed on NASDAQ through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, administrative and support services, as the Company may require from time to time. The Company has agreed to pay the affiliate of the Sponsor $10,000 per month for these services. No administrative service expense paid from inception to August 12, 2022.

DT CLOUD ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIOD FROM JULY 7, 2022 (INCEPTION) TO AUGUST 12, 2022

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $300,000. As of August 12, 2022, the principal amount due and owing under the Related Party Loan was $0.